Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
The following table reports the compensation of our Principal Executive Officer (“PEO”) and the average compensation of the non-PEO
named executive officers (“NEOs”) as reported in the Summary Compensation Table (“SCT”) in our proxy statements for the past three fiscal years, as well as Compensation Actually Paid (“CAP”) as calculated under new
SEC Pay-Versus-Performance (“PVP”)
rules and certain performance measures required by the rules. The disclosure covers our three most-recent fiscal years, which will expand incrementally over the next two years to a rolling five years. Dollar amounts reported as CAP are computed in accordance with Item 402(v) of Regulation
S-K,
and these amounts do not reflect the actual amount of compensation earned by or paid to our PEO and other NEOs during the applicable years.

Year (1)	SCT Total for PEO ($)	Compensation Actually Paid to PEO (2) ($)	Average SCT Total for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) ($)	Revenue (4) (in thousands) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	8,853,328	(1,144,530)	4,316,929	(2,584,615)	26	114	(200,368)	185,308
2021	8,751,617	(6,175,537)	5,865,883	(3,112,380)	94	126	(207,298)	154,344
2020	7,131,118	24,866,836	4,133,719	14,493,980	198	126	(146,227)	98,382

(1)	Mr. Robins served as our PEO in each year shown. The non-PEO NEOs reflected in columns (d) and (e) above represent the following individuals for each of the years shown:

•
2022 – Mr. Peterson (Mr. Peterson joined the Company in 2022), Ms. Benzeno, Dr. Robins, Ms. Rubinstein, Mr. Cohen (until his resignation in February 2022) and Mr. Piskel (Mr. Piskel served as interim Chief Financial Officer until June 2022);

•	2021 – Mr. Cohen, Dr. Robins, Ms. Rubinstein and Nitin Sood (Mr. Sood joined the Company in 2021); and

•	2020 – Mr. Cohen, Dr. Robins, Ms. Rubinstein and Mark Adams, PhD. (Mr. Adams joined the Company in 2020).
Biographical information for each of these individuals and their positions can be found above, or in the proxy for the year upon which compensation was reported, under the heading “
Executive Officers
.”

(2)
The Summary Compensation Table totals reported for the PEO and the average of the non-PEO
NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2022		2021		2020
	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)
Summary Compensation Table	8,853,328	4,316,929	8,751,617	5,865,883	7,131,118	4,133,719
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table (a)	(7,668,040)	(3,816,562)	(7,592,784)	(5,261,470)	(6,013,620)	(3,505,789)

	2022		2021		2020
	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)
Increase (Decrease) for the Inclusion of Item 402(v) Equity Values
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	4,260,108	3,475,247	4,773,662	3,685,849	11,996,993	7,112,321
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(3,341,668)	(1,728,734)	(7,548,036)	(4,771,395)	9,842,095	5,682,430
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(3,248,258)	(1,519,418)	(4,559,996)	(2,631,247)	1,910,250	1,071,299
Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—	(3,312,077)	—	—	—	—

Compensation Actually Paid	(1,144,530)	(2,584,615)	(6,175,537)	(3,112,380)	24,866,836	14,493,980

(a)
Amounts in this row reflect the aggregate grant date fair value of RSUs, PSUs and options computed in accordance with ASC 718, rather than the amounts paid or realized by the named individual. We provide information regarding the assumptions used to calculate the grant date fair value of our RSUs, PSUs and options in Note 14 to our audited consolidated financial statements filed with our Annual Report on Form
10-K
for the year ended December 31, 2022.

(3)
Peer group total shareholder return reflects the Nasdaq Biotechnology Index for all three fiscal years disclosed, which aligns with the peer group used in our Annual Report on Form
10-K
for each of these years.

(4)
Revenue was chosen from the following three most important financial performance measures used by us to link compensation actually paid to the PEO and non-PEO NEOs in 2022 to the Company’s performance:

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Robins served as our PEO in each year shown. The non-PEO NEOs reflected in columns (d) and (e) above represent the following individuals for each of the years shown:

•
2022 – Mr. Peterson (Mr. Peterson joined the Company in 2022), Ms. Benzeno, Dr. Robins, Ms. Rubinstein, Mr. Cohen (until his resignation in February 2022) and Mr. Piskel (Mr. Piskel served as interim Chief Financial Officer until June 2022);

•	2021 – Mr. Cohen, Dr. Robins, Ms. Rubinstein and Nitin Sood (Mr. Sood joined the Company in 2021); and

•	2020 – Mr. Cohen, Dr. Robins, Ms. Rubinstein and Mark Adams, PhD. (Mr. Adams joined the Company in 2020).

Peer Group Issuers, Footnote [Text Block]
(3)
Peer group total shareholder return reflects the Nasdaq Biotechnology Index for all three fiscal years disclosed, which aligns with the peer group used in our Annual Report on Form
10-K
for each of these years.

PEO Total Compensation Amount	$ 8,853,328	$ 8,751,617	$ 7,131,118
PEO Actually Paid Compensation Amount	$ (1,144,530)	(6,175,537)	24,866,836
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The Summary Compensation Table totals reported for the PEO and the average of the non-PEO
NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2022		2021		2020
	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)
Summary Compensation Table	8,853,328	4,316,929	8,751,617	5,865,883	7,131,118	4,133,719
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table (a)	(7,668,040)	(3,816,562)	(7,592,784)	(5,261,470)	(6,013,620)	(3,505,789)

	2022		2021		2020
	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)
Increase (Decrease) for the Inclusion of Item 402(v) Equity Values
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	4,260,108	3,475,247	4,773,662	3,685,849	11,996,993	7,112,321
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(3,341,668)	(1,728,734)	(7,548,036)	(4,771,395)	9,842,095	5,682,430
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(3,248,258)	(1,519,418)	(4,559,996)	(2,631,247)	1,910,250	1,071,299
Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—	(3,312,077)	—	—	—	—

Compensation Actually Paid	(1,144,530)	(2,584,615)	(6,175,537)	(3,112,380)	24,866,836	14,493,980

(a)
Amounts in this row reflect the aggregate grant date fair value of RSUs, PSUs and options computed in accordance with ASC 718, rather than the amounts paid or realized by the named individual. We provide information regarding the assumptions used to calculate the grant date fair value of our RSUs, PSUs and options in Note 14 to our audited consolidated financial statements filed with our Annual Report on Form
10-K
for the year ended December 31, 2022.

Non-PEO NEO Average Total Compensation Amount	$ 4,316,929	5,865,883	4,133,719
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,584,615)	(3,112,380)	14,493,980
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The Summary Compensation Table totals reported for the PEO and the average of the non-PEO
NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2022		2021		2020
	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)
Summary Compensation Table	8,853,328	4,316,929	8,751,617	5,865,883	7,131,118	4,133,719
Adjustments
Deduction for Amounts Reported Under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table (a)	(7,668,040)	(3,816,562)	(7,592,784)	(5,261,470)	(6,013,620)	(3,505,789)

	2022		2021		2020
	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)	PEO ($)	Average for non-PEO NEOs ($)
Increase (Decrease) for the Inclusion of Item 402(v) Equity Values
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	4,260,108	3,475,247	4,773,662	3,685,849	11,996,993	7,112,321
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(3,341,668)	(1,728,734)	(7,548,036)	(4,771,395)	9,842,095	5,682,430
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(3,248,258)	(1,519,418)	(4,559,996)	(2,631,247)	1,910,250	1,071,299
Change in Value of Prior Years’ Equity Awards that Forfeited During the Year	—	(3,312,077)	—	—	—	—

Compensation Actually Paid	(1,144,530)	(2,584,615)	(6,175,537)	(3,112,380)	24,866,836	14,493,980

(a)
Amounts in this row reflect the aggregate grant date fair value of RSUs, PSUs and options computed in accordance with ASC 718, rather than the amounts paid or realized by the named individual. We provide information regarding the assumptions used to calculate the grant date fair value of our RSUs, PSUs and options in Note 14 to our audited consolidated financial statements filed with our Annual Report on Form
10-K
for the year ended December 31, 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Performance Metrics
Revenue	Refer to “Incentive Compensation and 2022 Goals Achievement” under “Compensation Discussion and Analysis-Elements of Executive Compensation”

Cash Preservation (Operating Expenses)	Refer to “Incentive Compensation and 2022 Goals Achievement” under “Compensation Discussion and Analysis-Elements of Executive Compensation”

TSR	Refer to “Equity Mix for our Co-Founders: Performance and Time-Based Incentives” under “Compensation Discussion and Analysis-Executive Compensation Design and Philosophy”

Total Shareholder Return Amount	$ 26	94	198
Peer Group Total Shareholder Return Amount	114	126	126
Net Income (Loss)	$ (200,368,000)	$ (207,298,000)	$ (146,227,000)
Company Selected Measure Amount	185,308,000	154,344,000	98,382,000
PEO Name	Mr. Robins
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash Preservation (Operating Expenses)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,668,040)	$ (7,592,784)	$ (6,013,620)
PEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,260,108	4,773,662	11,996,993
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,341,668)	(7,548,036)	9,842,095
PEO [Member] | Change in Fair Value of Prior Years Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,248,258)	(4,559,996)	1,910,250
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,816,562)	(5,261,470)	(3,505,789)
Non-PEO NEO [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,475,247	3,685,849	7,112,321
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,728,734)	(4,771,395)	5,682,430
Non-PEO NEO [Member] | Change in Fair Value of Prior Years Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,519,418)	$ (2,631,247)	$ 1,071,299
Non-PEO NEO [Member] | Change in Value of Prior Years Equity Awards that Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,312,077)